AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 26, 2001


                                                               File No. 33-42484
                                                              File No. 811-06400

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 42        /X/
                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 43                /X/

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781

                                 James R. Foggo
                               C/o SEI Corporation
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                            Thomas P. Lemke, Esquire
Morgan, Lewis & Bockius LLP                          Morgan, Lewis & Bockius LLP
1701 Market Street                                   1800 M Street N.W.
Philadelphia, Pennsylvania 19103                     Washington, D.C. 20036

    It is proposed that this filing become effective (check appropriate box)

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              / / Immediately upon filing pursuant to paragraph (b)

              / / On [date] pursuant to paragraph (b)

              / / 60 days after filing pursuant to paragraph (a)(1)

              /X/ 75 days after filing pursuant to paragraph (a)(2)

              / / on [date] pursuant to paragraph (a) of Rule 485
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                         THE ADVISORS' INNER CIRCLE FUND

                     Advisor Class and Investor Class Shares

                                   PROSPECTUS

                                  _______ 2001

                         TOEWS S&P 500 HEDGED INDEX FUND
                       TOEWS NASDAQ 100 HEDGED INDEX FUND

                               Investment Adviser
                                TOEWS CORPORATION

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
            Any representation to the contrary is a criminal offense.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any State where the offer or sale is not permitted.

                              About This Prospectus

The Toews Funds, (Funds) are a separate series of The Advisors' Inner Circle Fund (Trust), a mutual fund family that offers different classes of shares in separate investment portfolios. The Funds have individual investment goals and strategies. This prospectus gives you important information about the Advisor Class and Investor Class Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

Advisor Class and Investor Class Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

     Advisor Class Shares

     o    1% contingent deferred sales charge

     o    12b-1 fees and shareholder servicing fees

     o    $10,000 minimum initial investment ($2,000 for retirement accounts)

     o    primarily sold through broker-dealers

     Investor Class Shares

     o    No sales charge

     o    No 12b-1 or shareholder servicing fees

     o    $10,000 minimum initial investment ($2,000 for retirement accounts)

     o    primarily sold through registered investment advisors

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

                                                                     Page

     TOEWS S&P 500 HEDGED INDEX FUND ................................XXX
     TOEWS NASDAQ 100 HEDGED INDEX FUND .............................XXX
     MORE INFORMATION ABOUT RISK.....................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS.........................XXX
     THE INVESTMENT ADVISER..........................................XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES..................XXX
     DIVIDENDS AND DISTRIBUTIONS.....................................XXX
     TAXES...........................................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         TOEWS FUNDS.....................................Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that either Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

TOEWS S&P 500 HEDGED INDEX FUND

Fund Summary

Investment Goal                    Long-term capital appreciation

Investment Focus                   U.S. common stocks included in, and
                                   derivatives based on, the Standard and
                                   Poor's 500 Index ("S&P 500")

Share Price Volatility             Approximately 70% of the volatility of the
                                   S&P 500

Principal Investment Strategy      Statistical analysis to participate in the
                                   performance of the S&P 500 with hedges in place to attempt to lower the risk of loss in declining markets

Investor Profile                   Investors who seek long term capital
                                   appreciation and who are willing to bear the risks of investing in equity securities

Investment Strategy

The Fund invests primarily in equity securities of large companies that make up the S&P 500 and derivative instruments that attempt to track the performance of the S&P 500, such as index options and futures contracts, options on futures contracts, swaps, and exchange-traded index securities, such as Standard & Poor's Depositary Receipts. The Fund combines this index-based strategy with the tactical use of hedging techniques to seek returns that provide S&P 500 exposure, and seek to provide protection from downturns in the index. These two disciplines are designed to complement each other in creating a portfolio designed to provide investors with exposure to periods of sustained positive performance of the S&P 500, and protection from periods of negative index performance. Notwithstanding these strategies, there is no assurance that the Fund's investment performance will equal or exceed that of the S&P 500 and may actually underperform the S&P 500.

To the extent that the Fund is attempting to track the performance of the S&P 500, the Adviser will either purchase a diversified "basket" of common stocks in a representative sample of the companies in the S&P 500 or use S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to replicate the performance of the S&P 500, without necessarily owning the underlying stocks in the index. Stocks are selected based on the Adviser's analysis of the historical correlation between the return of each individual S&P 500 stock and the return on the S&P 500 itself. Generally, the Fund's industry sector allocations and market cap weightings will closely parallel those of the S&P
500. The Adviser anticipates that the value of S&P 500 derivatives will closely track changes in the value of the index. On a day-to-day basis, the Fund holds substantial amounts of U.S. government securities or cash equivalents to collateralize futures and options contracts.

Unlike traditional index-based mutual funds, which passively remain invested in S&P 500 stocks or derivatives when the S&P 500 is declining, the Adviser employs a quantitative strategy based on its proprietary Toews Corporation Risk Management System(SM) to actively "hedge" (make defensive investments) the Fund in response to unfavorable index price movements. The

Adviser's risk management system focuses on index price movements that historically have been associated with the beginning stages of negative and positive trends in the equity market and measures these indicators against current conditions. The Adviser uses this system to determine the timing and duration of its hedging activity. When employing a hedging strategy, the Adviser invests Fund assets in short-term money market instruments, such as U.S. Treasury and other U.S. government securities, and S&P 500 derivatives designed to protect against downside index performance. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs for the Fund and higher capital gains taxes for taxable investors.

Principal Risks of Investing

Since it purchases equity securities and derivatives whose performance is linked to the equity market, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities and derivatives may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Certain risks are associated with investing in futures and option contracts and other derivatives. A Fund may experience losses over certain ranges in the market that exceed losses experienced by a Fund that does not use derivatives. There is also a risk that an imperfect correlation may exist between the changes in the market value of the securities held by a Fund and the prices of futures and options on futures. Finally, because options premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put options can be more speculative than investing directly in securities.

The Fund may engage in hedging transactions to reduce the risks of its exposure to the S&P 500. The Adviser's hedging strategy may not entail employing hedging techniques until index price movements achieve certain levels. During these periods, the Fund will not be hedged and could be adversely affected by index decreases. However, hedging will not necessarily protect the Fund fully against anticipated risks. Moreover, hedging transactions involve costs and risks of their own. If the Fund employs a hedge and the market rises, the Fund may lose money or forego the opportunity to capitalize on market increases. As a result, hedging may not improve the Fund's performance on an absolute or risk-adjusted basis.

The Fund is subject to the risk that the S&P 500 may underperform other stock market indices. The Fund is further subject to the risk that the Adviser's hedging strategies may not protect the Fund from downturns in the index. Also, the Fund could fail to meet its investment objective and you could lose money.

Performance Information

The Fund is new, and therefore, does not have a performance history.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

                                                                                     Advisor Class    Investor Class
                                                                                        Shares            Shares
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
  price)                                                                                  None             None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)*                1.00%            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                                       None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None             None
Exchange Fee                                                                              None             None

* This sales charge is imposed if you sell Advisor Class Shares within one year of your purchase. See "Selling Fund Shares."

Annual Fund Operating Expenses (expenses deducted from Fund assets)

                                           Advisor Class Shares    Investor Class Shares
-----------------------------------------------------------------------------------------
Investment Advisory Fees                          1.00%                   1.00%
Distribution and Service (12b-1) Fees             1.00%                   None
Other Expenses                                    X.XX%                   X.XX%
                                                 -----                   -----
Total Annual Fund Operating Expenses              X.XX%*                  X.XX%*
Fee Waivers and Expense Reimbursements            X.XX%                   X.XX%
Net Expenses                                      2.50%                   1.50%
-----------------------------------------------------------------------------------------

* The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 2.50% for Advisor Class Shares and 1.50% for Investor Class Shares for a period of one year from the date of this prospectus. In addition the Fund may enter into arrangements with certain broker-dealers who have agreed to pay certain expenses in return for the direction of a percentage of the Fund's brokerage transactions. The Fund anticipates that these arrangements will reduce operation expenses.

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you redeem shares within one year from the date of purchase:

                                             1 Year              3 Years
Advisor Class Shares                         $XXX                 $XXX
Investor Class Shares                        $XXX                 $XXX

If you do not redeem shares within one year from the date of purchase:

                                             1 Year              3 Years
Advisor Class Shares                         $XXX                 $XXX
Investor Class Shares                        $XXX                 $XXX

TOEWS NASDAQ 100 HEDGED INDEX FUND

Fund Summary

Investment Goal                    Long-term capital appreciation

Investment Focus                   U.S. common stocks included in and
                                   derivatives based on the NASDAQ 100 Index
                                   ("NASDAQ 100")

Share Price Volatility             Approximately 50% to 60% of the volatility
                                   of the NASDAQ 100

Principal Investment Strategy      Statistical analysis to participate in the
                                   performance of the NASDAQ 100 with hedges in place to attempt to lower the risk of loss in declining markets

Investor Profile                   Investors who seek long term capital
                                   appreciation and who are willing to bear the risks of investing in equity securities

Investment Strategy

The Fund invests primarily in equity securities of large companies that make up the NASDAQ 100 and derivative instruments that attempt to track the performance of the NASDAQ 100, such as index options and futures contracts, options on futures contracts, swaps, and exchange-traded index securities, such as NASDAQ-100 Trust, Series 1 (Cubes). The Fund combines this index-based strategy with the tactical use of hedging techniques to seek returns that provide NASDAQ 100 exposure, and seek to provide protection from downturns in the index. These two disciplines are designed to complement each other in creating a portfolio designed to provide investors with exposure to periods of sustained positive performance of the NASDAQ 100, and protection from periods of negative index performance. Notwithstanding these strategies, there is no assurance that the Fund's investment performance will equal or exceed that of the NASDAQ 100 and may actually underperform the NASDAQ 100.

To the extent that the Fund is attempting to track the performance of the NASDAQ 100, the Adviser will either purchase a diversified "basket" of common stocks in a representative sample of the companies in the NASDAQ 100 or use NASDAQ 100 derivatives in addition to or in place NASDAQ 100 stocks to attempt to replicate the performance of the NASDAQ 100, without necessarily owning the underlying stocks in the index. Stocks are selected based on the Adviser's analysis of the historical correlation between the return of each individual NASDAQ 100 stock and the return on the NASDAQ 100 itself. Generally, the Fund's industry sector allocations and market cap weightings will closely parallel those of the NASDAQ
100. The Adviser anticipates that the value of NASDAQ 100 derivatives will closely track changes in the value of the index. On a day-to-day basis, the Fund may hold substantial amounts of U.S. government securities or cash equivalents to collateralize futures and options contracts.

Unlike traditional index-based mutual funds, which passively remain invested in NASDAQ 100 stocks or derivatives when the NASDAQ 100 is declining, the Adviser employs a quantitative strategy based on its proprietary Toews Corporation Risk Management System(SM) to actively "hedge" (make defensive investments) the Fund in response to unfavorable index price movements. The Adviser's risk management system focuses on index price movements that historically have been associated with the beginning stages of negative and positive trends in the equity market and measures these indicators against current conditions. The Adviser uses this system to determine the timing and duration of its hedging activity. When employing a hedging strategy, the Adviser invests Fund assets in short-term money market instruments, such as U.S. Treasury and other U.S. government securities, and NASDAQ 100 derivatives designed to protect against downside index performance. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs for the Fund and higher capital gains taxes for taxable investors.

Principal Risks of Investing

Since it purchases equity securities and derivatives whose performance is linked to the equity market, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities and derivatives may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Certain risks are associated with investing in futures and option contracts and other derivatives. A Fund may experience losses over certain ranges in the market that exceed losses experienced by a Fund that does not use derivatives. There is also a risk that an imperfect correlation may exist between the changes in the market value of the securities held by a Fund and the prices of futures and options on futures. Finally, because options premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put options can be more speculative than investing directly in securities.

The Fund may engage in hedging transactions to reduce the risks of its exposure to the NASDAQ 100. However, hedging will not necessarily protect the Fund fully against anticipated risks. The Adviser's hedging strategy may not entail employing hedging techniques until index price movements achieve certain levels. During these periods, the Fund will not be hedged and could be adversely affected by index decreases. Moreover, hedging transactions involve costs and risks of their own. If a Fund employs a hedge and the market rises, the Fund may lose money or forego the opportunity to capitalize on market increases. As a result, hedging may not improve the Fund's performance either on an absolute or risk-adjusted basis.

The Fund is subject to the risk that the NASDAQ 100 may underperform other stock market indices. The Fund is further subject to the risk that the Adviser's hedging strategies may not protect the Fund from downturns in the index. Also, the Fund could fail to meet its investment objective and you could lose money.

Performance Information

The Fund is new, and therefore, does not have a performance history.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

                                                                                  Advisor Class   Investor Class
                                                                                     Shares           Shares

------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
  price)                                                                              None             None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)*            1.00%            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                                   None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                    None             None
Exchange Fee                                                                          None             None

* This sales charge is imposed if you sell Advisor Class Shares within one year of your purchase. See "Selling Fund Shares."

Annual Fund Operating Expenses (expenses deducted from Fund assets)


                                            Advisor Class Shares    Investor Class Shares
----------------------------------------------------------------------------------------
Investment Advisory Fees                           1.00%                    1.00%
Distribution and Service (12b-1) Fees              1.00%                    None
Other Expenses                                     X.XX%                    X.XX%
                                                  -----                    -----
Total Annual Fund Operating Expenses               X.XX%*                   X.XX%*
Fee Waivers and Expense Reimbursements             X.XX%                    X.XX%
Net Expenses                                      [2.50%]                  [1.50%]
----------------------------------------------------------------------------------------


* The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 2.50% for Advisor Class Shares and 1.50% for Investor Class Shares for a period of one year from the date of this prospectus. In addition the Fund may enter into arrangements with certain broker-dealers who have agreed to pay certain expenses in return for the direction of a percentage of the Fund's brokerage transactions. The Fund anticipates that these arrangements will reduce operation expenses.

For more information about these fees, see "Investment Adviser " and "Distribution of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you redeem shares within one year from the date of purchase:

                                             1 Year              3 Years
Advisor Class Shares                         $XXX                 $XXX
Investor Class Shares                        $XXX                 $XXX

If you do not redeem shares within one year from the date of purchase:

                                             1 Year              3 Years
Advisor Class Shares                         $XXX                 $XXX
Investor Class Shares                        $XXX                 $XXX

More Information About Risk

Equity Risk-- Equity securities include public and privately          Both Funds
issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.
Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.


Hedging Risk -- Hedging is a strategy designed to offset              Both Funds
investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including:

o The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities and fluctuations in markets.

o There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures futures and options on futures;

o There may not be a liquid secondary market for a futures contract or option;

o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

Derivatives Risk -- The Funds may use derivatives to attempt          Both Funds
to achieve their investment objectives, while at the same time maintaining liquidity. To collateralize (or cover) these derivatives transactions, the Funds hold cash or U.S.
government securities.

Futures-- Futures contracts and options on futures contracts          Both Funds
provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade.

Options-- The buyer of an option acquires the right to buy            Both Funds
(a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing
(selling) call options on securities, a Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, a Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Short Sales -- Short sales are transactions in which a Fund           Both Funds
sells a security it does not own. To complete a short sale, a Fund must borrow the security to deliver to the buyer. The
Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund.

Tracking Error Risk-- Factors such as Fund expenses,                  Both Funds
imperfect correlation between the Fund's investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and hedging activities, may affect their ability to achieve correlation.
The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, a Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

More Information About Fund Investments

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. The investment objective of the Fund is nonfundamental and may be changed without shareholder approval.

The investments and strategies described in this prospectus are those that we use under normal conditions. While engaging in hedging activity or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements or short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Investment Adviser

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers its Funds' respective investment program.

The Board of Trustees of The Advisors' Inner Circle Fund supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Toews Corporation (the "Adviser") serves as the investment adviser to the Toews S&P 500 Hedged Index Fund and the Toews NASDAQ 100 Hedged Index Fund. As of December 31, 2000, Toews Corporation had approximately $145 million in assets under management.

The Investment Team

The Funds are managed by a team of investment professionals (based on an analytical model designed by the Adviser). No one person is primarily responsible for making investment recommendations to the team.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Advisor Class and Investor Class Shares of the Funds.

The classes have different expenses and other characteristics.

Advisor Class Shares

o    1% contingent deferred sales charge

o    1% 12b-1 fees

o    $10,000 minimum initial investment ($2,000 for retirement accounts)

Investor Class Shares

o    No sales charge

o    No 12b-1 or shareholder service fees

o    $10,000 minimum initial investment ($2,000 for retirement accounts)

For some investors the minimum initial investment for Advisor Class and Investor Class Shares may be lower.

Advisor Class Shares are sold to investors primarily through broker-dealers and financial planners. For information on how to open an account and set up procedures for placing transactions call your financial professional.

Investor Class Shares are available directly through the Funds and are for individuals investing through registered investment advisers or financial institutions investing for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions call your financial professional.

How to Purchase Fund Shares

You may purchase shares directly by:

o    Mail

o    Telephone

o    Wire

o    Direct Deposit, or

o    Automated Clearing House (ACH).

To purchase shares directly from us, complete and send in the enclosed application. If you need an application or have questions, please call [VAR:PhoneNumber]. Unless you arrange to pay by wire or through direct deposit or ACH, write your check, payable in U.S. dollars, to "Toews Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

General Information

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). Shares cannot be purchased by Federal Reserve Wire on days when either the New York Stock Exchange or the Federal Reserve is closed.

A Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of a Fund or its shareholders and could adversely affect a Fund or its operations. This includes those from any individuals or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order in proper form before 4:00 p.m. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

How We Calculate NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Minimum Purchases

To purchase shares for the first time, you must invest in either Fund at least:

Class                                                Dollar Amount
Advisor Class Shares                                    $10,000
Investor Class Shares                                   $10,000

Your subsequent investments in any Fund must be made in amounts of at least $50. To purchase shares for an individual retirement account (IRA) or other tax qualified account, you must invest at least $2,000. There is no minimum additional investment for IRAs or other tax qualified accounts.

A Fund may accept investments of smaller amounts for either class of shares at the Adviser's discretion.

Systematic Investment Plan

If you have a checking or savings account with a bank, you may purchase Advisor Class and Investor Class Shares automatically through regular deductions from your account in amounts of at least $50 per month.

Contingent Deferred Sales Charges -- Advisor Class Shares

You do not pay a sales charge when you purchase Advisor Class Shares. The offering price of Advisor Class Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a 1.00% contingent deferred sales charges for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Advisor Class Shares between the Funds.

The contingent deferred sales charge will be waived if you sell your Advisor Class Shares for the following reasons:

     o to make certain minimum distribution withdrawals from a retirement plan;

     o to make systematic withdrawal distributions up to 10% annually of the purchase amount; or

     o    because of death or disability.

How to Sell Your Fund Shares

Holders of Advisor Class and Investor Class Shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call [VAR:PhoneNumber].

If you own your shares directly, you may sell (sometimes called "redeem") your shares on any Business Day by contacting a Fund directly by mail or telephone at [VAR:PhoneNumber]. The minimum amount for telephone redemptions is $1,000 or, if less, for the account's entire current value.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $100,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

Systematic Withdrawal Plan

If you have at least $25,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

Systematic withdrawals from IRAs and other tax qualified accounts may have adverse tax consequences. You should consult your tax advisor before redeeming shares from your IRA or other tax qualified account.

Receiving Your Money

Normally, we will send your sale proceeds within seven (7) days after we receive your request. Your proceeds can be wired to your bank account (subject to a $XXX fee) or sent to you by check. If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares

If your account balance drops below the required minimum because of redemptions you may be required to sell your shares. The account balance minimums are:

Class                                                Dollar Amount
Advisor Class Shares                    $10,000 ($2,000 for retirement accounts)
Investor Class Shares                   $10,000 ($2,000 for retirement accounts)

But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares

A Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

How to Exchange Your Shares

You may exchange your Shares on any Business Day by contacting us directly by mail or telephone. Exchange requests must be received prior to 3:30 p.m. Eastern time to be processed on the same day.

You may also exchange shares through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000 or, if less, for the account's entire current value.

You may exchange your shares up to six times during a calendar year. To avoid excessive short-term trading or market timing activity, which can negatively impact other shareholders, you may be charged a fee of $50 for each additional exchange. Any exchange fees assessed will be retained by the Fund to offset the costs of excessive trading. You will be notified before any fee is charged. The Funds also reserve the right to refuse any exchange request, particularly those that would not be in the best interests of a Fund or its shareholders and could adversely affect a Fund or its operations. This includes those from any individuals or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than six redemptions out of the Fund within a calendar year).

If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon seven days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

Investor Class Shares

You may exchange Investor Class Shares of any Toews Fund for Investor Class Shares of any other Toews Fund.

Advisor Class Shares

You may exchange Advisor Class Shares of any Toews Fund for Advisor Class Shares of any other Toews Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

Distribution of Fund Shares

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of Advisor Class Shares, and for services provided to Adviser Class shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets are 1.00% for Advisor Class shares.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Dividends and Distributions

Each Fund distributes its income quarterly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares is a taxable event.

More information about taxes is in the Statement of Additional Information.

                                   TOEWS FUNDS

Investment Adviser

Toews Corporation
1500 Market Street
12th Floor, East Tower
Philadelphia, PA 19102

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about each Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated __________, 2001, includes detailed information about the Toews Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call [VAR:PhoneNumber]

By Mail: Write to us[VAR:Fund.Address]

By E-Mail: [VAR:Fund.EmailAddress]

By Internet: [VAR:Fund.InternetAddress]]

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Toews Funds, from the EDGAR
Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Toews Funds' Investment Company Act registration number is 811-06400.

                       STATEMENT OF ADDITIONAL INFORMATION
                                     [DATE]

                         Toews S&P 500 Hedged Index Fund
                       Toews NASDAQ 100 Hedged Index Fund

                       c/o The Advisors' Inner Circle Fund
                                 PO Box [219009]
                          Kansas City, MO 64141-[9009]
                                   (Toll free)
                                    [website]

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Toews S&P 500 Hedged Index Fund and Toews NASDAQ 100 Hedged Index Fund (each a "Fund," and collectively, the "Funds"), each a separate series of The Advisors' Inner Circle Fund (the "Trust"). This Statement of Additional Information is incorporated by reference into the Funds' prospectus, and should be read in conjunction with the Funds' prospectus dated [Date]. Prospectuses may be obtained by writing to the Trust or by calling toll-free [ ].

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----

THE ADVISORS' INNER CIRCLE FUND.............................................1
DESCRIPTION OF PERMITTED INVESTMENTS .......................................2
INVESTMENT LIMITATIONS.....................................................16
THE ADVISER................................................................18
THE ADMINISTRATOR..........................................................19
THE DISTRIBUTOR............................................................20
THE TRANSFER AGENT.........................................................21
THE CUSTODIAN..............................................................21
CODE OF ETHICS.............................................................21
INDEPENDENT PUBLIC ACCOUNTANTS.............................................21
LEGAL COUNSEL..............................................................21
TRUSTEES AND OFFICERS OF THE TRUST.........................................21
PERFORMANCE INFORMATION....................................................25
COMPUTATION OF YIELD.......................................................25
CALCULATION OF TOTAL RETURN................................................25
PURCHASING SHARES..........................................................26
REDEEMING SHARES...........................................................26
EXCHANGING SHARES..........................................................26
DETERMINATION OF NET ASSET VALUE...........................................27
TAXES......................................................................28
FUND TRANSACTIONS..........................................................31
TRADING PRACTICES AND BROKERAGE............................................32
DESCRIPTION OF SHARES......................................................33
SHAREHOLDER LIABILITY......................................................34
LIMITATION OF TRUSTEES' LIABILITY..........................................34

THE ADVISORS' INNER CIRCLE FUND

This Statement of Additional Information (SAI) relates only to the Toews S&P 500 Hedged Index Fund and Toews NASDAQ 100 Hedged Index Fund (each a "Fund," and collectively, the "Funds"), each a diversified portfolio. Each Fund is a separate series of The Advisors' Inner Circle Fund (the "Trust"), an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991, as amended February 18, 1997. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest. Each Fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. Each Fund currently offers Adviser Class and Investor Class shares. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirements. In addition, a contingent deferred sales load is imposed on the redemption of Investor Class shares. Sales charges and minimum investment requirements are described in the prospectus. For more information on shareholder servicing and distribution expenses, see the "Distributor." Additional Funds and/or classes may be created from time to time.

Each Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services, and registering its shares under federal and state securities laws, pricing and insurance expenses and pays additional expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. The Funds' expense ratios are disclosed in the prospectus.

INVESTMENT OBJECTIVES AND POLICIES

What Investment Strategies May the Funds Use?

The investment objective of the Toews S&P 500 Hedged Index Fund and the Toews NASDAQ 100 Hedged Index Fund is long-term capital appreciation. The Funds' investment objectives are fundamental and cannot be changed without the consent of shareholders. The Standard & Poor's 500 Index (the "S&P 500") is a market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The NASDAQ 100 Index (the "NASDAQ 100") is a modified capitalization-weighted (higher market value stocks have more influence than lower market value stocks) index of the 100 largest non-financial companies listed on the NASDAQ National Market tier of the NASDAQ Stock Market.

The Funds normally invest in a representative sample of common stocks represented in their respective indices, as well as options, futures, options on futures, swaps, exchange-traded index securities, and other derivative instruments designed to provide exposure to the Funds' respective indices. On a day-to-day basis, the Funds may hold U.S. government securities to collateralize futures and options on futures. When employing a hedging strategy, the Funds may invest 100% of their assets in money market securities and/or cash or use derivatives designed to otherwise protect the Funds' assets from adverse market movements. Money market securities include, but are not limited to, bankers' acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, such as U.S. Treasuries and other U.S. government securities.

The Adviser employs a quantitative strategy based on its proprietary Toews Corporation Risk Management System (the "System") to hedge each Fund in an attempt to limit losses during declining markets. The System, which has been employed by the Adviser since its inception in 1996, determines when prices have moved to such an extent as to indicate a downward "trend." At this time, the Adviser will fully hedge each Fund. Where the "trends" prove to be short-term (usually less than 10 days) and market movements reverse, the Adviser quickly unravels the hedge and resumes exposure to each Fund's particular index. When hedges are unraveled quickly, a loss may result relative to market performance due to the cost of the hedge and any index movement during the implementation of the hedge. Historically, the System implements approximately 6 hedges per fiscal year. Of these, the System typically generates between four to six hedges per fiscal year that do not result in significant loss avoidance.

Due to its investment strategy, the Funds will buy and sell securities frequently which will result in higher transaction costs and additional capital gains tax liabilities. See "Portfolio Turnover" under Description of Permitted Investments and Taxes.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies" section and the associated risk factors. The Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Funds' stated investment policies.

Bankers' Acceptances - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

Borrowing - The Funds may borrow money. Each Fund may borrow money to facilitate management of a Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the

Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this situation, neither Fund will purchase securities while borrowing represent more than 5% of its total assets.

Certificates of Deposit - Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

Commercial Paper - Commercial paper is a short-term obligation with a maturity ranging from one to 270 days issued by banks, corporations and other borrowers. Such investment are unsecured and usually discounted. The Funds may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Appendix" for a description of commercial paper ratings.

Convertible Securities - Convertible securities are debt securities and preferred stocks that are convertible into common stock at a specified price or conversation ratio. In exchange for the conversation feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. Their market price tends to go up if the stock price moves up.

Convertible securities are subject to the same risks as similar securities without the convertible feature. The prices of convertible securities is more volatile during times of steady interest rates than other types of debt securities.

Derivatives - Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. The Funds use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. They may also invest in derivatives to protect it from broad fluctuations in market prices. Investing in derivatives for these purposes is known as "hedging." When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the portfolio to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

     Types of Derivatives:

     Futures - A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

     Futures contracts are traded in the United States on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

     Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

     Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more that the original purchase price, the person closing out the contract will realize a gain. The opposite is also true. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain. The Funds will incur commission expenses in either opening, closing or possibly opening and closing futures positions.

     Options - An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

     Purchasing Put and Call Options - When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

     Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

     The purchaser of an option may terminate its position by:

          o    Allowing it to expire and losing its entire premium;

          o Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

          o    Closing it out in the secondary market at its current price.

     Selling (Writing) Put and Call Options - When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

     The Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the portfolio would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

     The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. A Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the portfolio would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

     The Funds are permitted only to write covered options. The Funds can cover a call option by owning, at the time of selling the option:

          o The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

          o A call option on the same security or index with the same or lesser exercise price;

          o A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

          o Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

          o In case of an index, the portfolio of securities that corresponds to the index.

     The Funds can cover a put option by, at the time of selling the option:

          o    Entering into a short position in the underlying security;

          o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

          o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

          o    Maintaining the entire exercise price in liquid securities.

     Options on Securities Indices - Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

     Options on Futures - An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

     The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

     The Funds may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Funds may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Funds may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

     The Funds may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Funds would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

     The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the portfolio would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Funds.

     Combined Positions -- The Funds may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Funds could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Funds could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     Risks of Derivatives:

     While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of a Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Funds' gains or losses, causing it to make or lose substantially more than it invested.

     When used for hedging purposes, increases in the value of the securities the portfolio holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the portfolio to greater risks.

     Correlation of Prices - The Funds' ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the securities it is trying to hedge. However, if the Adviser's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

     Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

     o current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

     o a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

     o differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

     Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

Lack of Liquidity - Before a futures contract or option is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Funds intend to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the portfolio may not be able to close out its position. In an illiquid market, a Fund may:

     o have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

     o    have to purchase or sell the instrument underlying the contract;

     o    not be able to hedge its investments; and

     o    not be able realize profits or limit its losses.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

     o an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

     o unusual or unforeseen circumstances may interrupt normal operations of an exchange;

     o the facilities of the exchange may not be adequate to handle current trading volume;

     o equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

     o investors may lose interest in a particular derivative or category of derivatives.

Management Risk - If the Adviser incorrectly predicts stock market and interest rate trends, the Funds may lose money by investing in derivatives. For example, if a Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

Illiquid Securities - Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on the Funds' books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with a remaining term to maturity in excess of seven days. Neither Fund may invest more than 15% in illiquid securities

Investment Company Shares - The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses. Under applicable regulations, the Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Funds own more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Funds' total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.

It is the position of the staff of the Securities and Exchange Commission ("SEC") that certain non-governmental issuers of collateralized mortgage obligations ("CMOs") constitute investment companies pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), and either (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of such instruments have received orders from the SEC exempting such instruments from the definition of investment company. In addition, certain index tracking stocks may be issued by investment companies:

     Standard & Poor's Depositary Receipts ("SPDRs") - SPDRs are securities that represent ownership in a unit investment trust (a "UIT") that holds a portfolio of common stocks designed to track the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"). SPDRs may be obtained from the UIT directly or purchased in the secondary market. SPDRs are generally listed on the American Stock Exchange, and for investment purposes by the Funds, are subject to the same limitations as investment company shares.

     The UIT will issue SPDRs in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the S&P Index, (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and
     (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

     SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Fund must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Fund will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

     The price of SPDRs is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Fund could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

     NASDAQ 100 - Series 1 ("Cubes") - Cubes are a stock issued by a unit investment trust designed to track the NASDAQ 100. The price of the stock corresponds to the performance of its component equities and is approximately one-fortieth of the NASDAQ 100's value. Like SPDRs, Cubes are also subject to the same investment limitations with regard to the Funds as investment company shares.

Portfolio Turnover - Because each Fund's portfolio turnover rate to a great extent will depend on the hedging and investment activity of the Adviser, it is very difficult to estimate what the Fund's actual turnover rate will be in the future, although it is expected to be high.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold most of their investments in short-term options and futures contracts, which are excluded for purposes of computing portfolio turnover.

Repurchase Agreements - In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than seven days). The Funds normally use repurchase agreements to earn income on assets that are not invested.

When a Fund enters into a repurchase agreement it will:

     o Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form; and

     o Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower to "mark to the market" on a daily basis).

If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, a Fund's right to sell the security may be restricted. In addition, the value of the security might decline before a Fund can sell it and a Fund might incur expenses in enforcing its rights.

The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Funds could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Funds may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Funds are treated as an unsecured creditor and are required to return the underlying security to the seller's estate.

Restricted Securities - Restricted Securities are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, a Fund, under the direction and supervision of the Board of Trustees, will take into account the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers;
(3) dealer undertakings to make a market in the security; and (4) the nature of the security, the method of soliciting offers and the mechanics of transfer). To the extent a Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in a Fund's portfolios may be increased if qualified institutional buyers become uninterested in purchasing these securities.

Securities Lending - A Fund may lend a portion of its total assets to broker-dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. When a Fund lends its securities, it will follow the following guidelines:

     o The borrower must provide collateral at least equal to the market value of the securities loaned;

     o The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government;

     o The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

     o    It must be able to terminate the loan at any time;

     o It must receive reasonable interest on the loan (which may include the portfolio investing any cash collateral in interest bearing short-term investments); and

     o    It must determine that the borrower is an acceptable credit risk.

These risks are similar to the ones involved with repurchase agreements. When the Funds lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, a Fund could:

     o Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

     o    Experience delays in recovering its securities.

Short Sales - As consistent with the Funds' investment objectives, the Funds may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Funds own at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Funds close their short position or replaces the borrowed security, the Funds will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds' short positions.

Swap Agreements - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Time Deposits - Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

Tracking Error - The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover);
(5) a Fund holding instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the index hedged that are not disseminated in advance; (8) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements. In addition, the Adviser's use of hedging techniques will cause the Funds' performance to diverge from that of its respective index at times when hedges are employed.

U.S. Government Agency Obligations - These include obligations issued or guaranteed by agencies of the U.S. government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. Government Direct Obligations - U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

Variable and Floating Rate Instruments - Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

Warrants - The Funds may invest in warrants that entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a specific period of time. The market price of warrants may be substantially lower then the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stocks.

Warrants generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer. A warrant will expire worthless if it is not exercised prior to the expiration date.

When-Issued and Delayed Delivery Securities - When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, a Fund will maintain with the custodian a separate account with liquid high-grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if deems it appropriate.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

No Fund may:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund on the last day of each fiscal quarter. This restriction applies to 75% of each Fund's assets.

2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, and (ii) repurchase agreements involving such securities.

     For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; technology companies will be divided according to their respective product lines and services;
     (iii) supranational entities will be considered a separate industry; and
     (iv) asset-backed securities secured by distinct types of assets, such as truck and auto loan leases, credit card receivables and home equity loans, will each be considered a separate industry.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where a Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

Non-Fundamental Policies

The following investment policies are non-fundamental policies of the Funds and may be changed by the Funds' Board of Trustees.

No Fund may:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

2. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

3. Purchase securities of other investment companies except as permitted by the 1940 Act, the rules and regulations thereunder or pursuant to an exemption therefrom.

4.   Purchase securities while its borrowing exceeds 5% of its total assets.

5. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that a Fund may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

The foregoing percentages are: (i) based on total assets (except for the limitation on illiquid securities which is based on net assets); (ii) will apply at the time of purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after as a result of a purchase of a security.

THE ADVISER

Toews Corporation (the "Adviser") serves as the adviser to the Funds. The principal business address of the Adviser is 1500 Market Street, 12th Floor, East Tower, Philadelphia, PA 19102. The Adviser was established in 1995 as an asset management firm focused on lowering the risk of stock market and mutual fund investing. The Adviser creates and manages investment products that match the objectives of its investment clients by using the Toews Corporation Risk Management System to detect market prices that are declining, and invoking hedges against losses. The Trust and the Adviser have entered into an advisory agreement (the "Advisory Agreement") dated as of [ ] with respect to the Funds. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

As of December 29, 2000 Toews Corporation had discretionary management authority with respect to approximately $145 million of assets under management.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of each Fund. The Adviser has contractually agreed to waive all or a portion of its fee and to reimburse expenses of the Fund in order to limit each Fund's total operating expenses to an annual rate of not more than 3.00% for Adviser Class shares and 2.00% for Investor Class shares including any 12b-1 fees, of average daily net assets for the period of one year from the date of this SAI. The Adviser may discontinue all or part of its waiver at any time thereafter. The Adviser may, from its own resources, compensate broker-dealers whose clients purchase shares of the Funds.

The Funds commenced their initial operations on [Date] and consequently have not yet paid advisory fees.

THE ADMINISTRATOR

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Achievement Funds Trust, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Omaha Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, JohnsonFamily Funds, Inc., The MDL Funds, Millennium Funds, Inc., The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, Pitcairn Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee from each Fund, which is calculated daily and paid monthly, at an annual rate of 0.15 on the first $250 million of average daily net assets; 0.125 on the next $250 million; and 0.10 on average daily net assets over $500 million. However, the Funds pay the Administrator a minimum annual fee of $220,000.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the effective date of the agreement and shall continue in effect for successive periods of five years unless terminated by either party on not less than 90 days' prior written notice to the other party.

The Funds commenced their initial operations on [July 1, 2001] and have not yet paid fees to the Administrator.

THE DISTRIBUTOR

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The Distribution Plan

Under the distribution plan (the "Plan"), the Distributor may receive up to 1.00% of each Fund's average daily net assets attributable to Advisor Class shares as compensation for distribution and services pursuant to Rule 12b-1 of the 1940 Act. The Distributor will not receive any compensation for the distribution of Investor Class shares of the Funds. The Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the NASD rules concerning sales charges.

The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined by the 1940 Act) of any party to the Distribution Agreement ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund.

All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

THE TRANSFER AGENT

Forum Shareholder Services LLC, Two Portland Square, Portland, ME 04101 serves as the Funds' transfer agent.

THE CUSTODIAN

First Union National Bank, 123 South Broad Street, Philadelphia, Pennsylvania 19109 acts as custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

CODE OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code" and together the "Codes") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or limited offerings, or are prohibited from making such investments. Copies of these Codes are on file with the Securities and Exchange Commission, and are available to the public.

INDEPENDENT PUBLIC ACCOUNTANTS

[     ] serves as the independent public accountants of the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trust pays the fees for unaffiliated Trustees.

Under the Agreement and Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for some other extraordinary reason.

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, The Expedition Funds, The MDL Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JOHN T. COONEY (DOB 01/20/27)-- Trustee**-- Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds and The MDL Funds.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* -- 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index
Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROBERT A. PATTERSON (DOB 11/05/27)-- Trustee**-- Pennsylvania State University, Senior Vice President, Treasurer (Emeritus); Financial and Investment Consultant, Professor of Transportation since 1984; Vice President-Investments, Treasurer, Senior Vice President (Emeritus), 1982-1984. Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds and The MDL Funds.

EUGENE B. PETERS (DOB 06/03/29)-- Trustee**-- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds and The MDL Funds.

JAMES M. STOREY (DOB 04/12/31) -- Trustee** -- Partner, Dechert Price & Rhoads, September 1987 - December 1993; Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, The MDL Funds, SEI Asset Allocation
Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)-- Trustee**-- Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991- December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, The
MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index
Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JAMES R. FOGGO (DOB 06/30/64)-- President-- Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

TIMOTHY D. BARTO (DOB 03/28/68)-- Vice President and Assistant Secretary --Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads, 1997-1999. Associate, at Richter, Miller & Finn, 1994-1997.

TODD B. CIPPERMAN (DOB 02/14/66) -- Vice President and Assistant Secretary -- Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

LYDIA A. GAVALIS (DOB 06/05/64) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI Investments, t he Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

CHRISTINE M. MCCULLOUGH (DOB 12/02/60) -- Vice President and Assistant Secretary -- Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads, 1990-1991.

SHERRY K. VETTERLEIN (DOB 6/22/62 -- Vice President and Assistant Secretary - Vice Pesident and Assistant Secretary of the Administrator and the Distibutor since Januuary 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation 1992-2000.

WILLIAM E. ZITELLI, JR. (DOB 6/14/68) - Vice President and Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (1998 -
2000). Associate at Pepper Hamilton LLP (1997 - 1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (1994 - 1997).

JENNIFER SPRATLEY (DOB 2/13/69) - Controller and Chief Financial Officer - Director, SEI Funds Accounting since November 1999. Audit Manager, Ernst & Young LLP. 1991-1999.

RICHARD W. GRANT (DOB 10/25/45) - Secretary - 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius, LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

JOHN M. FORD (DOB 09/11/69) - Assistant Secretary - 1800 M Street, NW, Washington, DC 20036, Associate since 1998, Morgan, Lewis & Bockius, LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

THOMAS P. LEMKE (DOB 07/30/54) - Assistant Secretary - 1800 M Street, NW, Washington, DC 20036, Partner, Morgan Lewis & Bockius LLP since 1999. Member, Investment Company Institute's Board of Governers, 1997-1999. Senior Vice
President, Secretary and General Counsel, Strong Capital Management, Inc. 1994-1999.

*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

**Messrs. Cooney, Patterson, Peters, Sullivan and Storey serve as members of the Audit Committee of the Fund.

The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

The Trust pays the fees for unaffiliated Trustees.

The following table exhibits Trustee compensation for the fiscal period ended October 31, 2000.

===============================================================================================================================
                           Aggregate Compensation                                                     Total Compensation From
                             From Registrant for     Pension or Retirement     Estimated Annual     Registrant and Fund Complex
                            the Fiscal Year Ended     Benefits Accrued as        Benefits Upon       Paid to Trustees for the
Name of Person                    10/31/00           Part of Fund Expenses        Retirement        Fiscal Year Ended 10/31/00*
-------------------------------------------------------------------------------------------------------------------------------
John T. Cooney             $9,515.38                          N/A                     N/A          $9,515.38 for service on one
                                                                                                   (1) board
-------------------------------------------------------------------------------------------------------------------------------
Robert Patterson           $9,515.38                          N/A                     N/A          $9,515.38 for service on one
                                                                                                   (1) board
-------------------------------------------------------------------------------------------------------------------------------
Eugene B. Peters           $9,515.38                          N/A                     N/A          $9,515.38 for service on one
                                                                                                   (1) board
-------------------------------------------------------------------------------------------------------------------------------
James M. Storey            $9,515.38                          N/A                     N/A          $9,515.38 for service on one
                                                                                                   (1) board
-------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan         $9,515.38                          N/A                     N/A          $9,515.38 for service on one
                                                                                                   (1) board
-------------------------------------------------------------------------------------------------------------------------------
William M. Doran           $0                                 N/A                     N/A          $0 for service on one (1)
                                                                                                   board
-------------------------------------------------------------------------------------------------------------------------------
Robert A. Nesher           $0                                 N/A                     N/A          $0 for service on one (1)
                                                                                                   board
-------------------------------------------------------------------------------------------------------------------------------

*For the purposes of this table, the Funds are the only investment companies in the "Fund Complex."

PERFORMANCE INFORMATION

From time to time, the Trust may advertise yield, effective yield and total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns.

The Funds may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPUTATION OF YIELD

The yield of a Fund refers to the annualized income generated by an investment in a Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2 [((a-b)/cd + 1)6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

CALCULATION OF TOTAL RETURN

From time to time the Trust may advertise total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance.

The total return of a Fund refers to the average annual compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange is open for business. Shares of each Fund are offered on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

REDEEMING SHARES

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

A Shareholder will at all times be entitled to aggregate cash redemptions from a Fund during any 90-day period of up to the lesser of $250,000 or 1% of that Fund's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

Advisor Class Shares: Redemption Fee

Advisor Class shares carry a deferred sales charge of 1% if shares are sold within one year from the date of purchase.

EXCHANGING SHARES

Subject to the limitations below, an investor may exchange shares between the Funds without charge. An exchange may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least that fund's minimum investment amount. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between fund accounts that are registered in the same name, address and taxpayer identification number. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. As noted above, the Funds generally intend to pay redemption proceeds in cash, however, since it reserves the right at its sole discretion to pay redemptions over $250,000 in-kind as a portfolio of representative stocks rather than in cash, the fund reserves the right to deny an exchange request in excess of that amount. See "Redemption of Shares." Shareholders subject to federal income tax who exchange shares in one Fund for shares in another Fund may recognize capital gain or loss for federal income tax purposes. Shares of a fund to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

Each fund is designed for long-term investing. Because short-term trading activities can disrupt the smooth management of a fund and increase its expenses, each fund reserves the right to refuse any purchase or exchange order, including any purchase or exchange order which appears to be associated with short-term trading activities or "market timing." Because market timing decisions to buy and sell securities typically are based on an individual investor's market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for a fund to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short-term trading activities.

DETERMINATION OF NET ASSET VALUE

Under the 1940 Act, the Trustees are responsible for determining in good faith the fair value of securities of the Funds. The net asset value per share of each class of each Fund is determined [by the Administrator] once daily, Monday through Friday as of the close of trading on the NYSE (normally 4:00 p.m.., Eastern time) on each day Business Day (as defined in the Prospectus). A Fund need not determine its net asset value on any day during which its shares were not tendered for redemption and the Trust did not receive any order to purchase or sell shares of that Fund. In accordance with procedures approved by the Trustees, the net asset value per share of each class of each Fund is calculated by determining the value of the net assets attributable to each class of that Fund and dividing by the number of outstanding shares of that class.

The public offering price per share of a class of a Fund is the net asset value per share of that class of that Fund next determined after receipt of an order. Orders for shares that have been received by the Trust or the Transfer Agent before the close of regular trading of the NYSE are confirmed at the offering price effective at the close of regular trading of the NYSE on that day, while orders received subsequent to the close of regular trading of the NYSE will be confirmed at the offering price effective at the close of regular trading of the NYSE on the next day on which the net asset value is calculated.

Bonds and other fixed-income securities (other than short-term obligations but including listed issues) in a Fund's portfolio are valued on the basis of valuations furnished by a pricing service that uses both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, when such valuations are believed to reflect the fair value of such securities.

In determining the net asset value, unlisted securities for which market quotations are readily available are valued at the last reported sales price or; if no sales are reported or such pricing is not provided, at the mean between the most recent bid and asked prices. Securities, options on securities, futures contracts and options thereon that are listed or admitted to trading on a national exchange, are valued at their last sale on such exchange prior to the time of determining net asset value; or if no sales are reported on such exchange on that day, at the mean between the most recent bid and asked price. Securities listed on more than one exchange shall be valued on the exchange the security is most extensively traded. Short-term investments having a maturity of 60 days or less will be valued at amortized cost, when the Trustees determine that amortized cost is their fair market value. Certain debt securities for which daily market quotations are not available may be valued, pursuant to guidelines established by the Trustees, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Trustees.

For purposes of determining the net asset value of the Funds' shares, options transactions will be treated as follows: When a Fund sells an option, an amount equal to the premium received by that Fund will be included in that Fund's accounts as an asset and a deferred liability will be created in the amount of the option. The amount of the liability will be marked to the market to reflect the current market value of the option. If the option expires or if that Fund enters into a closing purchase transaction, that Fund will realize a gain (or a loss if the cost of the closing purchase exceeds the premium received), and the related liability will be extinguished. If a call option contract sold by a Fund is exercised, that Fund will realize the gain or loss from the sale of the underlying security and the sale proceeds will be increased by the premium originally received.

TAXES

The following is only a summary of certain federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax adviser with specific reference to their own tax situations, including their state and local tax liabilities.

Federal Income Tax Treatment of Dividends and Distributions

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualifications as a Regulated Investment Company

In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Funds must distribute annually to their shareholders at least the sum of 90% of their net interest income excludable from gross income plus 90% of their investment company taxable income (generally, net investment income, including net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Funds' gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stocks or securities; (ii) at the close of each quarter of the Funds' taxable year, at least 50% of the value of their total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Funds' total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and (iii) at the close of each quarter of the Funds' taxable year, not more than 25% of the value of their total assets may be invested in securities (other than U.S. government securities or the securities of other
RICs) of any one issuer or of two or more issuers engaged in the same, similar, or related trades or businesses if the Funds own at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires the Funds to distribute at least 90% of their annual investment company taxable income and does not require any minimum distribution of net capital gain, each Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31, of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax applicable to RICs.

If the Funds fail to qualify as a RIC for any year, all of their taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and their distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to their shareholders, subject to the dividends received deduction for corporate shareholders. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

Fund Distributions

Distributions of investment company taxable income (which excludes long-term capital gains) will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional shares, to the extent of the Fund's earnings and profits. The Funds anticipate that they will distribute substantially all their investment company taxable income for each taxable year.

The Funds may either retain or distribute to shareholders their excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to shareholders at the long term capital gains rate, regardless of the length of time the shareholder has held the shares. If any such gains are retained, the Funds will pay federal income tax thereon, however, if the Funds make an election, the shareholders will include such undistributed gains in their income, will increase their basis in Fund shares by the difference between the amount of such includable gains and the tax deemed paid by such shareholder and will be able to claim their share of the tax paid by the Funds as a refundable credit.

If the Funds' distributions exceed their earnings and profits, all or a portion of the distributions made in that taxable year may be re-characterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Funds and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Investors should be careful to consider the tax implications of purchasing shares of the Funds just prior to the ex-dividend date of any ordinary income dividend or capital gains distribution. Those investors will be taxed on the entire amount of the dividend or distributions received, even though some, or all of the amount distributed may have been realized by the Funds prior to the investor's purchase.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by a Fund in the year in which the dividends were declared.

In the case of corporate shareholders, Funds' distributions (other than capital gains distributions) may qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Funds for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

The Funds will provide an annual statement to shareholders describing the federal tax status of distributions paid (or deemed to be paid) by the Funds during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

State Taxes

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes.

FUND TRANSACTIONS

The Adviser is authorized to select brokers and dealers to effect securities transactions for the Funds. The Funds will seek to obtain the most favorable net results by taking into account various factors, including: price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The Adviser seeks to select brokers or dealers that offer the Funds the best price and execution or other services, which are of benefit to the Funds.

The Adviser may, consistent with the interests of the Funds, select brokers on the basis of the research services they provide to the Adviser. Such services may include: analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, the Funds or other accounts managed by the Adviser will be benefited by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include: advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively with respect to the Funds or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising the Funds.

It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, (the "1934 Act") and rules promulgated by the SEC. The Distributor is not an affiliate of the Funds, but falls under the definition of "affiliated broker" of the Funds for purposes of Item 16 of Form N-1A under the 1933 Act. Under the 1940 Act and the 1934 Act, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Funds on an exchange if a written contract is in effect between the Distributor and the Funds expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Funds for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received, or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

The Adviser may place portfolio orders with qualified broker-dealers who recommend the Funds' shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by the fund and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Funds may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the is permitted to receive and retain compensation for effecting portfolio transactions for the Funds on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Funds for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of the Funds. Each share of a Fund represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. All consideration received by the Funds for shares of the Funds and all assets in which such consideration is invested would belong to the Funds and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                            PART C: OTHER INFORMATION
                         POST EFFECTIVE AMENDMENT NO. 42

Item 23. Exhibits:

(a)(1) Registrant's Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the SEC on August 29, 1991, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No.33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(a)(2) Registrant's Amendment to the Agreement and Declaration of Trust dated December 2, 1996, is incorporated herein by reference to exhibit
          (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.

(a)(3) Registrant's Amendment to the Agreement and Declaration of Trust dated February 18, 1997, is incorporated herein by reference to exhibit
          (1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.

(b)(1) Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.

(b)(2) Registrant's Amended and Restated By-Laws are incorporated herein by reference to exhibit (2)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.

(c)       Not Applicable.

(d)(1) Investment Advisory Agreement between Registrant and HGK Asset Management, Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed on February 28, 1996.

(d)(2) Investment Advisory Agreement between Registrant and AIG Capital Management Corp. with respect to AIG Money Market Fund originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed February 27, 1997.

(d)(3) Investment Advisory Agreement between Registrant and First Manhattan Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-

          1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 1, 1995 is incorporated herein by reference to exhibit (5)(g) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.

(d)(4) Investment Advisory Agreement between Registrant and CRA Real Estate Securities L.P. dated December 31, 1996 with respect to the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (5)(h) of Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on May 22, 1997.

(d)(5) Investment Advisory Agreement between Registrant and MDL Capital Management, Inc. with respect to the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(d)(6) Investment Advisory Agreement between Registrant and SAGE Global Funds, LLC with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(d)(7) Investment Sub-Advisory Agreement between SAGE Global Funds, LLC and Standard Asset Group, Inc. with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to exhibit (5)(i) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(d)(8) Form of Investment Advisory Agreement between Registrant and LSV Asset Management Company is incorporated herein by reference to exhibit
          (d)(8) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

(d)(9) Amended and Restated Schedule to the Investment Advisory Agreement dated May 3, 1995 between Registrant and First Manhattan Company with respect to the FMC Select and FMC Strategic Value Funds is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

(d)(10) Form of Investment Advisory Agreement between Registrant and Sterling Partners Capital Management is incorporated herein by reference to exhibit (d)(10) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 2000.

(d)(11) Investment Advisory Agreement between the Registrant and GLB Fund Management, Inc. is incorporated herein by reference to exhibit
          (d)(11) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-

          1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 2000.


(d)(12) Form of Investment Advisory Agreement between Registrant and Toews Corporation with respect to the Toews S&P 500 Hedged Index Fund and Toews NASDAQ 100 Hedged Index Fund is filed herewith.


(e)(1) Amended and Restated Distribution Agreement between Registrant and SEI Financial Services Company dated August 8, 1994 as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.

(e)(2) Distribution Agreement between Registrant and CCM Securities, Inc. dated February 28, 1997 is incorporated herein by reference to exhibit
          (6)(b) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.

(e)(3) Amended and Restated Sub-Distribution and Servicing Agreement between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to exhibit (6)(c) to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(f)       Not Applicable.

(g)(1) Custodian Agreement between Registrant and CoreStates Bank N.A. originally filed Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991 is incorporated herein by reference to exhibit (8) of Post-Effective Amendment No. 28 filed on February 27, 1997.

(g)(2) Amended Custodian Agreement dated between Registrant and CoreStates Bank, N.A. is incorporated herein by reference to exhibit (g)(2) of Post-Effective Amendment No.39 filed on February 25, 2000.

(h)(1) Amended and Restated Administration Agreement between Registrant and SEI Financial Management Corporation, including schedules relating to Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest Growth Fund, Roulston Growth and Income Fund, Roulston Government Securities Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit (9) of Post-Effective Amendment No. 24 filed on February 28, 1996.

(h)(2) Schedule dated November 11, 1996 to Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit
          (9)(a) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1997.

(h)(3) Shareholder Service Plan and Agreement for the Class A Shares of the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(b) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.

(h)(4) Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to exhibit (9)(d) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.

(h)(5) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.

(h)(6) Schedule to the Amended and Restated Administration Agreement adding the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No.32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(h)(7) Schedule to the Amended and Restated Administration Agreement adding the SAGE Corporate Fixed Bond Fund is incorporated herein by reference to exhibit (9)(g) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(h)(8) Schedule dated May 19, 1997 to Administration Agreement dated November 14, 1991 between The Advisors' Inner Circle Fund and SEI Financial Management Corporation adding the AIG Money Market Fund is incorporated herein by reference to exhibit (9)(h) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(h)(9) Schedule to Administration Agreement relating to the CRA Realty Portfolio is incorporated herein by reference to exhibit (9)(i) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(h)(10) Form of Shareholder Servicing Agreement for AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to

          Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(h)(11) Transfer Agency Agreement dated November 30, 1994 is incorporated herein by reference to exhibit (9)(k) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(h)(12) Amendment dated August 17, 1998 to the Schedule dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between Registrant and SEI Financial Management Corporation is incorporated herein by reference to exhibit (h)(12) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

(h)(13) Assignment and Assumption Agreement dated February 27, 1998 between Registrant and Oak Associates Funds is incorporated herein by reference to exhibit (h)(13) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

(h)(14) Amended Schedule dated March 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to LSV Value Equity Fund, between Registrant and SEI Fund Resources is incorporated by reference to exhibit (h)(14) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

(h)(15) Amended Schedule dated August 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to HGK Fixed Income Fund, HGK Equity Value Fund and HGK Mid Cap Value Fund, between Registrant and SEI Investments Mutual Funds Services is incorporated by reference to exhibit (h)(15) of Post- Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

(h)(16) Administration Agreement dated August 20, 1999 between Registrant, LSV Asset Management and Fidelity Brokerage Services, Inc. and National Financial Services Corporation is incorporated by reference to exhibit
          (h)(16) of Post-Effective Amendment No.39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

(h)(17) Amended Schedule dated December 1, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating CRA Realty Shares Portfolio, between Registrant and SEI Fund Resources is incorporated by reference to exhibit (h)(17) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

(h)(18) Amendment dated August 18, 1999 to the Operating Agreement dated January 5, 1996, relating to LSV Value Equity Fund, between the Registrant, LSV Asset Mangement and Charles Schwab & Co, Inc. is incorporated by reference to exhibit (h)(18) of Post-Effective Amendment No. 39 to Registrant's Registration

          Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

(h)(19) Schedule dated May 19, 2000 to the Administration Agreement dated November 14, 1991 between the Registrant and SEI Investments Mutual Funds Services relating to the AIG Money Market Fund is incorporated herein by reference to exhibit (h)(19) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(h)(20) Schedule dated May 22, 2000 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the FMC Select and Strategic Value Funds is incorporated herein by reference to exhibit (h)(20) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No.33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(h)(21) Transfer Agency and Services Agreement dated October 1, 2000, between the Registrant and Forum Shareholder Services, LLC, is incorporated herein by reference to exhibit (h)(21) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.

(h)(22) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the GLB Aggressive Growth Fund is incorporated herein by reference to exhibit (h)(21) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.


(h)(23) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the Sterling Partners' Balanced Portfolio and Sterling Partners' Small Cap Value Portfolio is filed herewith.

(h)(24) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the Toews S&P 500 Hedged Index Portfolio and Toews NASDAQ 100 Hedged Index Portfolio is filed herewith.


(i)       Not Applicable.

(j)       Not Applicable.

(k)       Not Applicable.

(l)       Not Applicable.


(m)(1) Distribution Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit (m) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.

(m)(2) Distribution and Shareholder Servicing Plan for the Toews Funds is filed herewith.

(n)       Not Applicable.


(o)       Rule 18f-3 Plan for The Advisors' Inner Circle Fund is filed herewith.


(p)(1) SEI Investments Company Code of Ethics and Insider Trading Policy is incorporated herein by reference to exhibit (p)(11) of The Arbor Fund's Post-

          Effective Amendment No. 28 on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

(p)(2) The Advisors' Inner Circle Fund Code of Ethics is incorporated herein by reference to exhibit (p)(10) of The Arbor Fund's Post-Effective Amendment No. 28 on Form N-1A (File No.33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

(p)(3) AIG Capital Management Corp. Code of Ethics is incorporated herein by reference to exhibit (p)(3) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(p)(4) Clarion CRA Securities, L.P., Code of Ethics is incorporated herein by reference to exhibit (p)(4) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No.33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(p)(5) First Manhattan Co. Code of Ethics is incorporated herein by reference to exhibit (p)(5) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(p)(6) HGK Asset Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(6) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(p)(7) LSV Asset Management, L.P., Code of Ethics is incorporated herein by reference to exhibit (p)(9) of SEI Instititutional Managed Trust's Post-Effective Amendment No. 33 on Form N-1A (File No. 33-9504) filed with the Securities and Exchange Commission on July 3, 2000.

(p)(8) MDL Capital Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(8) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(p)(9) Sterling Capital Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(9) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.


(p)(10)   Toews Corporation Code of Ethics is filed herewith.


(q) Powers of Attorney for John T. Cooney, William M. Doran, Robert A. Nesher, Eugene B. Peters, Robert A. Patterson, George J. Sullivan, James M. Storey, James R. Foggo and Robert J. DellaCroce are incorporated herein by reference to exhibit (q) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.

Item 24. Persons Controlled by or under Common Control with Registrant

     Not Applicable.

Item 25. Indemnification:

     Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of Investment Adviser:

     Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

HGK Asset Management, Inc.

HGK Asset Management, Inc. is the investment adviser for the HGK Fixed Income Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Blvd., Jersey City, NJ 07310.

--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
--------------------------------------------------------------------------------------------------------------------
Jeffrey Theodore Harris, Managing
Director (Fixed Income)                                   --                                     --
--------------------------------------------------------------------------------------------------------------------
Joseph Edward Kutzel, Managing
Director (Marketing)                                      --                                     --
--------------------------------------------------------------------------------------------------------------------
Michael Pendergast, Managing Director,
Senior Equity Manager                                     --                                     --
--------------------------------------------------------------------------------------------------------------------
Gregory Walter Lobo, Managing
Director, Senior Fixed Income Manager                     --                                     --
--------------------------------------------------------------------------------------------------------------------
Arthur Ettore Coia, II, Managing
Director, Mid Cap Equity Manager
--------------------------------------------------------------------------------------------------------------------


AIG Capital Management Corp.

AIG Capital Management Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Capital Management Corp. is 70 Pine Street, New York, NY 10270.


--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
--------------------------------------------------------------------------------------------------------------------
William Naughton Dooley,                 American International Group, Inc.     Senior Vice President of Financial
Director                                                                        Services
                                         AIG Global Investment Corp (Europe)    Director
                                         Ltd.
--------------------------------------------------------------------------------------------------------------------
Ronald Alan Latz, Director               American International Group, Inc.     Chief Financial Officer of Financial
                                                                                Services Division
--------------------------------------------------------------------------------------------------------------------
Carol A. McFate, Director                American International Group, Inc.     Treasurer, Assistant Treasurer
                                                                                (6/98), Director of Financial
                                                                                Services (12/98)
--------------------------------------------------------------------------------------------------------------------
Win Jay Neuger, Director and             AIG Global Investment Corp.            Director, Chairman, CEO,
Chairman, CIO                                                                   CIO
                                         AIG Asset Management, Ltd.             Director
                                         AIG Global Investment Group, Inc.      Director
                                         AIG International Group, Inc.          Senior Vice President, Chief
                                                                                Investment Officer
                                         AIG Investment Corp, (Europe), Ltd.    Director
--------------------------------------------------------------------------------------------------------------------
Helen Stefanis, Director, President      American International Group, Inc.     Director of Structured Finance and
                                                                                Investments
                                         AIG Capital Corp.                      Vice President
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                         AIG Equity Sales Corp.                 Reg. Rep., Director and President
--------------------------------------------------------------------------------------------------------------------
John Howard Belvins, Vice President,     AIG Global Investment Corp.            Vice President, Director of
Director of Compliance                                                          Compliance
--------------------------------------------------------------------------------------------------------------------
Neil Friedman, Vice President,           American International Group, Inc.     Various Comptrollership Positions
Comptroller
--------------------------------------------------------------------------------------------------------------------
David Hartman, General Counsel           American International Group, Inc.     Associate General Counsel
--------------------------------------------------------------------------------------------------------------------
George Coheleach, Vice President,
Senior Portfolio Manager                                  --                                     --
--------------------------------------------------------------------------------------------------------------------
Edward Jay Lieber, Vice President,       AIG Capital Corp.                      Vice President
Portfolio Manager
--------------------------------------------------------------------------------------------------------------------


First Manhattan Co.

First Manhattan Co. is the investment adviser for the FMC Select and FMC Strategic Value Funds. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, NY 10022.

--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
--------------------------------------------------------------------------------------------------------------------
David Sanford Gottesman, General                          --                                      --
Partner
--------------------------------------------------------------------------------------------------------------------
Daniel Rosenbloom, General Partner                        --                                      --
--------------------------------------------------------------------------------------------------------------------
Arthur Stanley Zankel, General Partner                    --                                      --
--------------------------------------------------------------------------------------------------------------------
Allan Howard Glick, General Partner                       --                                      --
--------------------------------------------------------------------------------------------------------------------
Bernard C. Groveman, General Partner                      --                                      --
--------------------------------------------------------------------------------------------------------------------
Charles M. Rosenthal, General Partner                     --                                      --
--------------------------------------------------------------------------------------------------------------------
David M. Manischewitz, General Partner                    --                                      --
--------------------------------------------------------------------------------------------------------------------
Arthur Joel Stainman, General Partner                     --                                      --
--------------------------------------------------------------------------------------------------------------------
John R. Loomis, General Partner                           --                                      --
--------------------------------------------------------------------------------------------------------------------
Michael P. Helmick, General Partner                       --                                      --
--------------------------------------------------------------------------------------------------------------------
Robert W. Gottesman, General Partner                      --                                      --
--------------------------------------------------------------------------------------------------------------------
A. Byron Nimocks, III,                                    --                                      --
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
General Partner
--------------------------------------------------------------------------------------------------------------------
Neal K. Stearns, General Partner,                         --                                      --
General Counsel
--------------------------------------------------------------------------------------------------------------------
Carrol A. Muccia, Jr., General Partner                    --                                      --
--------------------------------------------------------------------------------------------------------------------
Richard A. Pearl, General Partner                         --                                      --
--------------------------------------------------------------------------------------------------------------------
Keith B. Josephson, General Partner                       --                                      --
--------------------------------------------------------------------------------------------------------------------
William F. Guardenier, General Partner                    --                                      --
--------------------------------------------------------------------------------------------------------------------
Todd W. Green, General Partner                            --                                      --
--------------------------------------------------------------------------------------------------------------------
Samuel Flug Colin, General Partner                        --                                      --
--------------------------------------------------------------------------------------------------------------------
Fred Abrams, Limited Partner                              --                                      --
--------------------------------------------------------------------------------------------------------------------
John J. Caffrey, Managing Director                        --                                      --
--------------------------------------------------------------------------------------------------------------------
Bertram J. Cohn, Managing Director                        --                                      --
--------------------------------------------------------------------------------------------------------------------
Margaret DeVito, Money Manager                            --                                      --
--------------------------------------------------------------------------------------------------------------------
John P. Hecht, Limited Partner                            --                                      --
--------------------------------------------------------------------------------------------------------------------
Edward I Lefferman, Managing Director                     --                                      --
--------------------------------------------------------------------------------------------------------------------
John P. Lipari, Money Manager                             --                                      --
--------------------------------------------------------------------------------------------------------------------
Ralph P. Marash, Managing Director                        --                                      --
--------------------------------------------------------------------------------------------------------------------
William K. McElroy, Managing Director                     --                                      --
--------------------------------------------------------------------------------------------------------------------
Harry L. Schick, Limited Partner                          --                                      --
--------------------------------------------------------------------------------------------------------------------
William Wolff, Managing Director                          --                                      --
--------------------------------------------------------------------------------------------------------------------
Allen S. Zwickler, Managing Director                      --                                      --
--------------------------------------------------------------------------------------------------------------------
Alan H. Sive, Managing Director                           --                                      --
--------------------------------------------------------------------------------------------------------------------
Steven J. Rothenberg, Money Manager                       --                                      --
--------------------------------------------------------------------------------------------------------------------
Jack H. Varon, Managing Director                          --                                      --
--------------------------------------------------------------------------------------------------------------------
Dennis A. Baum, Managing Director                         --                                      --
--------------------------------------------------------------------------------------------------------------------
Christopher H. Wolters,                                   --                                      --
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Managing Director
--------------------------------------------------------------------------------------------------------------------


Clarion CRA Securities, L.P.

Clarion CRA Securities, L.P. (formerly CRA Real Estate Securities, L.P.) is the investment adviser for the CRA Realty Shares Portfolio. The principal address of Clarion CRA Securities, L.P. is Suite 205, 259 North Radnor-Chester Road, Radnor, PA 19087.


--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
--------------------------------------------------------------------------------------------------------------------
Thomas Ritson Ferguson, III, Managing                     --                                     --
Director
--------------------------------------------------------------------------------------------------------------------
Jarrett Burt Kling, Managing Director                     --                                     --
--------------------------------------------------------------------------------------------------------------------
Kenneth Dale Campbell, Co-Chief          CRA Real Estate Securities, Inc.       Managing Director (11/98)
Investment Officer
--------------------------------------------------------------------------------------------------------------------
John Alexander Weisz, President          Clarion Partners, LLC                  President
--------------------------------------------------------------------------------------------------------------------
Stephen Joel Furnary, Chairman           Clarion Partners, LLC                  Chairman
--------------------------------------------------------------------------------------------------------------------
Charles Grossman, Executive Vice         Clarion Partners, LLC                  Executive Vice President
President
--------------------------------------------------------------------------------------------------------------------
Arnoldus Wilhelm Veenhuysen, Managing    Clarion Partners, LLC                  Managing Director
Director
--------------------------------------------------------------------------------------------------------------------
Sherry Lyn Rexford, Director             Campbell-Radnor Advisors, Inc.         Vice President (11/98)
--------------------------------------------------------------------------------------------------------------------


MDL Capital Management, Inc.

MDL Capital Management, Inc. is the investment adviser for the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio. The principal address of MDL Capital Management, Inc. is 225 Ross Street, Pittsburgh, PA 15222.


--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
--------------------------------------------------------------------------------------------------------------------
Mark D. Lay, Chief Executive Officer                      --                                     --
--------------------------------------------------------------------------------------------------------------------
Steven P. Sanders, President             Sanders Financial                      Chief Executive Officer (12/98)
--------------------------------------------------------------------------------------------------------------------
Joseph L. Watkins, Executive Officer     Kinslor Inc.                           President
--------------------------------------------------------------------------------------------------------------------
Charles A. Gomulka, Director             RRZ Investment Management, Inc.        Vice President, Director
                                         Russel, Rea & Zappala, Inc.            President, Accountant
                                         Generation Development                 Secretary, Treasurer
                                         Russel, Rea, Zappala &                 Vice President
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                         Gomulka
                                         RR&Z Public Markets, Inc.              President, Chief Executive Officer
--------------------------------------------------------------------------------------------------------------------
Edward A. Adatepe, Portfolio Manager                      --                                     --
--------------------------------------------------------------------------------------------------------------------
Charles R. Zappala, Shareholder          RRZ Investment Management, Inc.        Vice President, Director
                                         Russel, Rea & Zappala, Inc.            President, Director
                                         RR&Z Realty Investments                Vice President, Director
                                         Russel, Rea, Zappala & Gomulka         Treasurer, Shareholder
                                         RR&Z Public Markets, Inc.              Vice Chairman
                                         RR&Z Capital Group                     Secretary, Director
--------------------------------------------------------------------------------------------------------------------
Tracey M. Gist, Vice President of                         --                                     --
Operations
--------------------------------------------------------------------------------------------------------------------


LSV Asset Management Company

LSV Asset Management Company is an investment investment adviser for the LSV Value Equity Fund. The address of LSV Asset Management Company is 200 West Madison Avenue, Chicago, Illinois 60606. LSV Asset Management Company is an investment adviser registered under the Advisers Act.


--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
--------------------------------------------------------------------------------------------------------------------
Lakonishok Corporation, General Partner                   --                                     --
--------------------------------------------------------------------------------------------------------------------
SEI Funds, Inc., General Partner                          --                                     --
--------------------------------------------------------------------------------------------------------------------
Shleifer Corporation, General Partner                     --                                     --
--------------------------------------------------------------------------------------------------------------------


GLB Fund Management, Inc.

GLB Fund Management, Inc. is the investment adviser to the GLB New Opportunity Growth Fund. The principal address of GLB Fund Management, Inc., is 510 King Street, Suite 315A, Alexandria, VA 22314.


--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
--------------------------------------------------------------------------------------------------------------------
Robert Francis Black, Chief Investment   Goodwyn, Long & Black Investment       President
Officer                                  Management, Inc.
                                         Mercury Capital Management, LLC        Manager, Co-owner

--------------------------------------------------------------------------------------------------------------------
Patrick Matthew Walsh,                   Goodwyn, Long & Black Investment       Treasurer, Director of Operations
                                         Mercury Capital Management, LLC        Director, Co-owner
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Robert Eugene Long, Chief Executive      Goodwyn, Long & Black Investment       Vice President
Officer                                  Management, Inc.
                                         Emerald City Radio Partners, Inc.      Chief Executive Officer
                                         Goodwyn, Long Investment Management,   Chairman (1/99)
                                         Inc.
                                         Business News Network, Inc.            Presidnet, Chief Executive Officer
                                                                                (6/98)
--------------------------------------------------------------------------------------------------------------------
Wilfred Lacy Goodwyn, Director           Goodwyn, Long & Black Investment       Chairman
                                         Management, Inc.
                                         Goodwyn, Long Investment Management,   President (1/99)
                                         Inc.
--------------------------------------------------------------------------------------------------------------------


Sterling Capital Management Company

Sterling Capital Management Company is the investment adviser to the Sterling Partners' Balanced Portfolio and Sterling Partners' Small Cap Value Portfolio. The principal address of Sterling Capital Management Company, is One First Union Center, 301 S. College Street, Suite 3200, Charlotte, North Carolina 28202.


--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
--------------------------------------------------------------------------------------------------------------------
Mark Whitaker Whalen, President and                       --                                     --
Director
--------------------------------------------------------------------------------------------------------------------
David Michael Ralston, Ex. Vice                           --                                     --
President and Director
--------------------------------------------------------------------------------------------------------------------
Alexander Worth McAlister, Sr. Vice                       --                                     --
President
--------------------------------------------------------------------------------------------------------------------
Mary Dupere Chaney, Vice President and                    --                                     --
Treasurer, Secretary
--------------------------------------------------------------------------------------------------------------------
Mary Weeks Fountain, Vice                                 --                                     --
President/Fixed Income Portfolio Mgr.
--------------------------------------------------------------------------------------------------------------------
James Finrey Eaterlin, Sr. Vice          Legg Mason                             Vice President/Equity Analyst (1/98)
President/Equity Portfolio Manager
--------------------------------------------------------------------------------------------------------------------
Eduardo Alejandro Brea, Sr. Vice                          --                                     --
President/Equity Portfolio Mgr.
--------------------------------------------------------------------------------------------------------------------


Toews Corporation

Toews Corporation is the investment adviser to the Toews S&P 500
Hedged Index Portfolio and Toews NASDAQ 100 Hedged Index Portfolio.
The principal address of Toews Corporation is 1500 Market Street, 12th Floor, East Tower, Philadelphia, PA 19102.

--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
--------------------------------------------------------------------------------------------------------------------
Michael T. DiMarco, Associated Person                    --                                     --
--------------------------------------------------------------------------------------------------------------------
Phillip R. Toews, President                               --                                     --
--------------------------------------------------------------------------------------------------------------------

Item 27. Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                                 July 15, 1982
SEI Liquid Asset Trust                                 November 29, 1982
SEI Tax Exempt Trust                                   December 3, 1982
SEI Index Funds                                        July 10, 1985
SEI Institutional Managed Trust                        January 22, 1987
SEI Institutional International Trust                  August 30, 1988
The Advisors' Inner Circle Fund                        November 14, 1991
The Pillar Funds                                       February 28, 1992
STI Classic Funds                                      May 29, 1992
First American Funds, Inc.                             November 1, 1992
First American Investment Funds, Inc.                  November 1, 1992
The Arbor Fund                                         January 28, 1993
The PBHG Funds, Inc.                                   July 16, 1993
The Achievement Funds Trust                            December 27, 1994
Bishop Street Funds                                    January 27, 1995
STI Classic Variable Trust                             August 18, 1995
ARK Funds                                              November 1, 1995
Huntington Funds                                       January 11, 1996
SEI Asset Allocation Trust                             April 1, 1996
TIP Funds                                              April 28, 1996
SEI Institutional Investments Trust                    June 14, 1996
First American Strategy Funds, Inc.                    October 1, 1996
HighMark Funds                                         February 15, 1997
Armada Funds                                           March 8, 1997
PBHG Insurance Series Fund, Inc.                       April 1, 1997
The Expedition Funds                                   June 9, 1997
Alpha Select Funds                                     January 1, 1998
Oak Associates Funds                                   February 27, 1998
The Nevis Fund, Inc.                                   June 29, 1998
CNI Charter Funds                                      April 1, 1999
The Armada Advantage Fund                              May 1, 1999

Amerindo Funds Inc.                                    July 13, 1999
Huntington VA Funds                                    October 15, 1999
Friends Ivory Funds                                    December 16, 1999
iShares Inc.                                           January 28, 2000
SEI Insurance Products Trust                           March 29, 2000
iShares Trust                                          April 25, 2000
Pitcairn Funds                                         August 1, 2000
First Omaha Funds, Inc.                                October 1, 2000
JohnsonFamily Funds, Inc.                              November 1, 2000
Millennium Funds                                       November 1, 2000

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                           Position and Office                                  Positions and Offices
Name                       with Underwriter                                     with Registrant
-----------------------------------------------------------------------------------------------------

Alfred P. West, Jr.        Director, Chairman of the Board of Directors                 --
Richard B. Lieb            Director, Executive Vice President                           --
Carmen V. Romeo            Director                                                     --
Mark J. Held               President & Chief Operating Officer                          --
Dennis J. McGonigle        Executive Vice President                                     --
Robert M. Silvestri        Chief Financial Officer & Treasurer                          --
Todd Cipperman             Senior Vice President & General Counsel                      --
Leo J. Dolan, Jr.          Senior Vice President                                        --
Carl A. Guarino            Senior Vice President                                        --
Jack May                   Senior Vice President                                        --
Hartland J. McKeown        Senior Vice President                                        --
Kevin P. Robins            Senior Vice President                                        --
Patrick K. Walsh           Senior Vice President                                        --
Wayne M. Withrow           Senior Vice President                                        --
Robert Aller               Vice President                                               --
John D. Anderson           Vice President & Managing Director                           --
Timothy D. Barto           Vice President & Assistant Secretary                  Vice President &
                                                                                Assistant Secretary
Robert Crudup              Vice President & Managing Director                           --
Richard A. Deak            Vice President & Assistant Secretary                         --
Scott W. Dellorfano        Vice President & Managing Director                           --
Barbara Doyne              Vice President                                               --
Jeff Drennen               Vice President                                               --

Scott C. Fanatico          Vice President & Managing Director                           --
Vic Galef                  Vice President & Managing Director                           --
Steven A. Gardner          Vice President & Managing Director                           --
Lydia A. Gavalis           Vice President & Assistant Secretary                   Vice President
                                                                               & Assistant Secretary
Greg Gettinger             Vice President & Assistant Secretary                         --
Kathy Heilig               Vice President                                               --
Jeff Jacobs                Vice President                                               --
Samuel King                Vice President                                               --
John Kirk                  Vice President & Managing Director                           --
Kim Kirk                   Vice President & Managing Director                           --
John Krzeminski            Vice President & Managing Director                           --
Alan H. Lauder             Vice President                                               --
Paul Lonergan              Vice President & Managing Director                           --
Ellen Marquis              Vice President                                               --
Christine M. McCullough    Vice President & Assistant Secretary                   Vice President
                                                                               & Assistant Secretary
Carolyn McLaurin           Vice President & Managing Director                           --
Mark Nagle                 Vice President                                               --
Joanne Nelson              Vice President                                               --
Cynthia M. Parrish         Vice President & Secretary                                   --
Rob Redican                Vice President                                               --
Maria Rinehart             Vice President                                               --
Steve Smith                Vice President                                               --
Daniel Spaventa            Vice President                                               --
Kathryn L. Stanton         Vice President                                               --
Lori L. White              Vice President & Assistant Secretary                         --
William E. Zitelli, Jr.    Vice President & Assistant Secretary                   Vice President
                                                                               & Assistant Secretary


Item 28. Location of Accounts and Records:

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

     (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
(8); (12); and 31a-I (d), the required books and records are maintained at the offices of Registrant's Custodian:

                  First Union National Bank
                  125 Broad Street
                  Philadelphia, PA 19109

     (b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and (D);
(4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

                  SEI Investments Mutual Funds Services
                  Oaks, PA 19456

     (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f),
the required books and records are maintained at the offices of the Registrant's
Advisers:

                  HGK Asset Management, Inc.
                  Newport Tower
                  525 Washington Blvd.
                  Jersey City, NJ 07310

                  AIG Capital Management Corp.
                  70 Pine Street
                  20th Floor
                  New York, NY  10270

                  First Manhattan Co.
                  437 Madison Avenue
                  New York, NY  10022-7022

                  CRA Real Estate Securities L.P.
                  Suite 205
                  259 North Radnor-Chester Road
                  Radnor, PA 19087

                  MDL Capital Management, Inc.
                  225 Ross Street
                  Pittsburgh, PA 15222

                  LSV Asset Management Company
                  200 W. Madison Street, 27th Floor
                  Chicago, Illinois 60606

                  GLB Fund Management, Inc.
                  510 King Street, Suite 315A
                  Alexandria, VA 22314

                  Sterling Capital Management Company
                  One First Union Center
                  301 S. College Street, Suite 3200
                  Charlotte, NC 28202

                  Toews Corporation
                  1500 Market Street, 12th Floor
                  East Tower

                  Philadelphia, PA 19102

Item 29. Management Services: None.
Item 30. Undertakings: None.

                                     NOTICE

 A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle
       Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Fund by an officer of the Fund as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Fund.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 42 to the Registration Statement No. 33-42484 to be signed on its behalf by the undersigned, thereto duly authorized in the City of Oaks, and Commonwealth of Pennsylvania on the 26th day of February, 2001.

                                        THE ADVISORS' INNER CIRCLE FUND

                                                By:  /s/ James R. Foggo
                                                ---------------------------
                                                James R. Foggo, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

              *                      Trustee                   February 26, 2001
------------------------------
John T. Cooney

              *                      Trustee                   February 26, 2001
------------------------------
William M. Doran

              *                      Trustee                   February 26, 2001
------------------------------
Robert A. Nesher

              *                      Trustee                   February 26, 2001
------------------------------
Robert A. Patterson

              *                      Trustee                   February 26, 2001
------------------------------
Eugene Peters

              *                      Trustee                   February 26, 2001
------------------------------
George J. Sullivan, Jr.

              *                      Trustee                   February 26, 2001
------------------------------
James M. Storey

/s/ James R. Foggo                   President                 February 26, 2001
------------------------------
James R. Foggo

/s/ Jennifer Spratley               Controller &              February 26, 2001
------------------------------       Chief Financial Officer
Jennifer Spratley

*By:  /s/ James R. Foggo
      ------------------------
      James R. Foggo
      Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit No. and Description

EX-99.A1 Registrant's Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the SEC on August 29, 1991, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No.33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.A2 Registrant's Amendment to the Agreement and Declaration of Trust dated December 2, 1996, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.

EX-99.A3 Registrant's Amendment to the Agreement and Declaration of Trust dated February 18, 1997, is incorporated herein by reference to exhibit (1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.

EX-99.B1 Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.

EX-99.B2 Registrant's Amended and Restated By-Laws are incorporated herein by reference to exhibit (2)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.

EX-99.C     Not Applicable.

EX-99.D1 Investment Advisory Agreement between Registrant and HGK Asset Management, Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed on February 28, 1996.

EX-99.D2 Investment Advisory Agreement between Registrant and AIG Capital Management Corp. with respect to AIG Money Market Fund originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N- 1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed February 27, 1997.

EX-99.D3 Investment Advisory Agreement between Registrant and First Manhattan Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-

            1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 1, 1995 is incorporated herein by reference to exhibit (5)(g) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.

EX-99.D4 Investment Advisory Agreement between Registrant and CRA Real Estate Securities L.P. dated December 31, 1996 with respect to the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (5)(h) of Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on May 22, 1997.

EX-99.D5 Investment Advisory Agreement between Registrant and MDL Capital Management, Inc. with respect to the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.D6 Investment Advisory Agreement between Registrant and SAGE Global Funds, LLC with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.D7 Investment Sub-Advisory Agreement between SAGE Global Funds, LLC and Standard Asset Group, Inc. with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to exhibit (5)(i) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.D8 Form of Investment Advisory Agreement between Registrant and LSV Asset Management Company is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

EX-99.D9 Amended and Restated Schedule to the Investment Advisory Agreement dated May 3, 1995 between Registrant and First Manhattan Company with respect to the FMC Select and FMC Strategic Value Funds is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

EX-99.D10   Form of Investment Advisory Agreement between Registrant and
            Sterling Partners Capital Management is incorporated herein by reference to exhibit (d)(10) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No.
            (33-42484), filed with the Securities and Exchange Commission on December 13, 2000.

EX-99.D11   Investment Advisory Agreement between the Registrant and GLB Fund
            Management, Inc. is incorporated herein by reference to exhibit
            (d)(11) of Post-Effective Amendment No. 41 to Registrant's
            Registration Statement on Form N-

            1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 2000.

ex-99.D12   Form of Investment Advisory Agreement between Registrant and Toews
            Corporation with respect to the Toews S&P 500 Hedged Index Fund and
            Toews NASDAQ 100 Hedged Index Fund is filed herewith.

EX-99.E1 Amended and Restated Distribution Agreement between Registrant and SEI Financial Services Company dated August 8, 1994 as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.

EX-99.E2 Distribution Agreement between Registrant and CCM Securities, Inc. dated February 28, 1997 is incorporated herein by reference to exhibit (6)(b) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997. EX-99.E3 Amended and Restated Sub-Distribution and Servicing Agreement between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to exhibit (6)(c) to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.E3 Amended and Restated Sub-Distribution and Servicing Agreement between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to exhibit (6)(c) to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.F     Not Applicable.

EX-99.G1 Custodian Agreement between Registrant and CoreStates Bank N.A. originally filed Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991 is incorporated herein by reference to exhibit (8) of Post-Effective Amendment No. 28 filed on February 27, 1997.

EX-99.G2 Amended Custodian Agreement dated between Registrant and CoreStates Bank, N.A. is incorporated herein by reference to exhibit (g)(2) of Post-Effective Amendment No.39 filed on February 25, 2000.

EX-99.H1 Amended and Restated Administration Agreement between Registrant and SEI Financial Management Corporation, including schedules relating to Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest Growth Fund, Roulston Growth and Income Fund, Roulston Government Securities Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit (9) of Post-Effective Amendment No. 24 filed on February 28, 1996.

EX-99.H2 Schedule dated November 11, 1996 to Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(a) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1997.

EX-99.H3 Shareholder Service Plan and Agreement for the Class A Shares of the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(b) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.

EX-99.H4 Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to exhibit (9)(d) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.

EX-99.H5 Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to exhibit
            (9)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.

EX-99.H6 Schedule to the Amended and Restated Administration Agreement adding the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No.32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.H7 Schedule to the Amended and Restated Administration Agreement adding the SAGE Corporate Fixed Bond Fund is incorporated herein by reference to exhibit (9)(g) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.H8 Schedule dated May 19, 1997 to Administration Agreement dated November 14, 1991 between The Advisors' Inner Circle Fund and SEI Financial Management Corporation adding the AIG Money Market Fund is incorporated herein by reference to exhibit (9)(h) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.H9 Schedule to Administration Agreement relating to the CRA Realty Portfolio is incorporated herein by reference to exhibit (9)(i) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.H10   Form of Shareholder Servicing Agreement for AIG Money Market Fund is
            incorporated herein by reference to Post-Effective Amendment No. 32 to

            Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.H11   Transfer Agency Agreement dated November 30, 1994 is incorporated herein by reference to exhibit (9)(k) of Post-Effective Amendment
            No. 32 to Registrant's Registration Statement on Form N-1A (File No.
            33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.H12   Amendment dated August 17, 1998 to the Schedule dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between Registrant and SEI Financial
            Management Corporation is incorporated herein by reference to exhibit (h)(12) of Post-Effective Amendment No. 34 to Registrant's
            Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

EX-99.H13   Assignment and Assumption Agreement dated February 27, 1998 between
            Registrant and Oak Associates Funds is incorporated herein by reference to exhibit (h)(13) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No.
            33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

EX-99.H14   Amended Schedule dated March 15, 1999 to the Administration
            Agreement dated November 14, 1991 as amended and restated May 17,
            1994, relating to LSV Value Equity Fund, between Registrant and SEI
            Fund Resources is incorporated by reference to exhibit (h)(14) of Post-Effective Amendment No. 39 to Registrant's Registration
            Statement on Form N-1A (File No. 33-42484), filed with the
            Securities and Exchange Commission on February 25, 2000.

EX-99.H15   Amended Schedule dated August 15, 1999 to the Administration
            Agreement dated November 14, 1991 as amended and restated May 17,
            1994, relating to HGK Fixed Income Fund, HGK Equity Value Fund and
            HGK Mid Cap Value Fund, between Registrant and SEI Investments
            Mutual Funds Services is incorporated by reference to exhibit
            (h)(15) of Post- Effective Amendment No. 39 to Registrant's
            Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

EX-99.H16   Administration Agreement dated August 20, 1999 between Registrant,
            LSV Asset Management and Fidelity Brokerage Services, Inc. and
            National Financial Services Corporation is incorporated by reference to exhibit (h)(16) of Post-Effective Amendment No.39 to Registrant's
            Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

EX-99.H17   Amended Schedule dated December 1, 1999 to the Administration
            Agreement dated November 14, 1991 as amended and restated May 17,
            1994, relating CRA Realty Shares Portfolio, between Registrant and
            SEI Fund Resources is incorporated by reference to exhibit (h)(17) of Post-Effective Amendment No. 39 to Registrant's Registration
            Statement on Form N-1A (File No. 33-42484), filed with the
            Securities and Exchange Commission on February 25, 2000.

EX-99.H18   Amendment dated August 18, 1999 to the Operating Agreement dated
            January 5, 1996, relating to LSV Value Equity Fund, between the
            Registrant, LSV Asset Mangement and Charles Schwab & Co, Inc. is incorporated by reference to exhibit (h)(18) of Post-Effective
            Amendment No. 39 to Registrant's Registration

            Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

EX-99.H19   Schedule dated May 19, 2000 to the Administration Agreement dated
            November 14, 1991 between the Registrant and SEI Investments Mutual
            Funds Services relating to the AIG Money Market Fund is incorporated herein by reference to exhibit (h)(19) of the Registrant's
            Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

EX-99.H20   Schedule dated May 22, 2000 to the Administration Agreement dated
            November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the
            FMC Select and Strategic Value Funds is incorporated herein by reference to exhibit (h)(20) of the Registrant's Post-Effective
            Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the
            Securities and Exchange Commission on July 17, 2000.

EX-99.H21   Transfer Agency and Services Agreement dated October 1, 2000, between the Registrant and Forum Shareholder Services, LLC, is incorporated herein by reference to exhibit (h)(21) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No.
            33-42484) filed with the Securities and Exchange Commission on December 13, 2000.

EX-99.H22   Schedule to the Administration Agreement between Registrant and SEI
            Investments Mutual Funds Services relating to the GLB Aggressive
            Growth Fund is incorporated herein by reference to exhibit (h)(21) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A
            (File No. 33-42484) filed with the Securities and Exchange
            Commission on December 13, 2000.


EX-99.H23   Schedule to the Administration Agreement between Registrant and SEI
            Investments Mutual Funds Services relating to the Sterling Partners'
            Balanced Portfolio and Sterling Partners' Small Cap Value Portfolio is filed herewith.

EX-99.H24   Schedule to the Administration Agreement between Registrant and SEI
            Investments Mutual Funds Services relating to the Toews S&P 500
            Hedged Index Portfolio and Toews NASDAQ 100 Hedged Index Portfolio is filed herewith.


EX-99.I     Not Applicable.

EX-99.J     Not Applicable.

EX-99.K     Not Applicable.

EX-99.L     Not Applicable.


EX-99.M1 Distribution Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit (m) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.

EX-99.M2 Distribution and Shareholder Servicing Plan for the Toews Funds is filed herewith.



EX-99.N     Not Applicable.


EX-99.O Rule 18f-3 Plan for The Advisors' Inner Circle Fund is filed herewith.


EX-99.P1 SEI Investments Company Code of Ethics and Insider Trading Policy is incorporated herein by reference to exhibit (p)(11) of The Arbor Fund's Post-

            Effective Amendment No. 28 on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.P2 The Advisors' Inner Circle Fund Code of Ethics is incorporated herein by reference to exhibit (p)(10) of The Arbor Fund's Post-Effective Amendment No. 28 on Form N-1A (File No.33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.P3 AIG Capital Management Corp. Code of Ethics is incorporated herein by reference to exhibit (p)(3) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

EX-99.P4 Clarion CRA Securities, L.P., Code of Ethics is incorporated herein by reference to exhibit (p)(4) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No.33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

EX-99.P5 First Manhattan Co. Code of Ethics is incorporated herein by reference to exhibit (p)(5) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

EX-99.P6 HGK Asset Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(6) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

EX-99.P7 LSV Asset Management, L.P., Code of Ethics is incorporated herein by reference to exhibit (p)(9) of SEI Instititutional Managed Trust's Post-Effective Amendment No. 33 on Form N-1A (File No. 33-9504) filed with the Securities and Exchange Commission on July 3, 2000.

EX-99.P9 MDL Capital Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(8) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

EX-99.P9 Sterling Capital Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(9) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.


EX-99.P10   Toews Corporation Code of Ethics is filed herewith.


EX-99.Q Powers of Attorney for John T. Cooney, William M. Doran, Robert A. Nesher, Eugene B. Peters, Robert A. Patterson, George J. Sullivan, James M. Storey, James R. Foggo and Robert J. DellaCroce are incorporated herein by reference to exhibit (q) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.